Offerings		3 Months Ended
	Mar. 12, 2026 USD ($) shares	Mar. 31, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	317,335
Proposed Maximum Offering Price per Unit		47.09
Maximum Aggregate Offering Price	$ 14,943,305
Amount of Registration Fee	$ 2,063.67
Offering Note	Pursuant to Rule 416 under the Securities Act, this Registration Statement covers (i) such additional number of shares of common stock, par value $0.001 per share, of GRAIL, Inc. (“Common Stock”) issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of Common Stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of Common Stock being registered pursuant to this Registration Statement that may become issuable under the GRAIL, Inc. 2024 Employee Stock Purchase Plan and the GRAIL, Inc. 2024 Incentive Award Plan.Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high and low sales prices per share of the common stock on the “when-issued” trading market as reported on The Nasdaq Stock Market LLC on March 11, 2026.Consists of an additional 317,335 shares of Common Stock estimated to be reserved for future issuance pursuant to awards granted under the GRAIL, Inc. 2024 Employee Stock Purchase Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	368,055
Proposed Maximum Offering Price per Unit		47.09
Maximum Aggregate Offering Price	$ 17,331,710
Amount of Registration Fee	$ 2,393.51
Offering Note	Pursuant to Rule 416 under the Securities Act, this Registration Statement covers (i) such additional number of shares of common stock, par value $0.001 per share, of GRAIL, Inc. (“Common Stock”) issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of Common Stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of Common Stock being registered pursuant to this Registration Statement that may become issuable under the GRAIL, Inc. 2024 Employee Stock Purchase Plan and the GRAIL, Inc. 2024 Incentive Award Plan.Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high and low sales prices per share of the common stock on the “when-issued” trading market as reported on The Nasdaq Stock Market LLC on March 11, 2026.Consists of an additional 368,055 shares of Common Stock estimated to be reserved for future issuance pursuant to awards granted under the GRAIL, Inc. 2024 Incentive Award Plan.